Goodwill and Intangibles (Tables)	3 Months Ended
Nov. 25, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	The following table presents the changes in goodwill:

Total
Balance, August 26, 2017 (Successor)	465,030
Goodwill working capital adjustment	1,757
Balance, November 25, 2017 (Successor)	$466,787

Schedule of Finite-Lived Intangible Assets
Intangible assets, net in our Condensed Consolidated Balance Sheets consist of the following:

Successor		November 25, 2017
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	1,498	57,502
Proprietary recipes and formulas	7 years	7,000	381	6,619
Licensing agreements	14 years	22,000	599	21,401
		$320,000	$2,478	$317,522

Successor		August 26, 2017
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	515	58,485
Proprietary recipes and formulas	7 years	7,000	131	6,869
Licensing agreements	14 years	22,000	206	21,794
		$320,000	$852	$319,148

Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net in our Condensed Consolidated Balance Sheets consist of the following:

Successor		November 25, 2017
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	1,498	57,502
Proprietary recipes and formulas	7 years	7,000	381	6,619
Licensing agreements	14 years	22,000	599	21,401
		$320,000	$2,478	$317,522

Successor		August 26, 2017
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	515	58,485
Proprietary recipes and formulas	7 years	7,000	131	6,869
Licensing agreements	14 years	22,000	206	21,794
		$320,000	$852	$319,148

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated future amortization for each of the next five fiscal years and thereafter is as follows:

(In thousands by fiscal year)
2018	$4,879
2019	6,505
2020	6,505
2021	6,505
2022	6,505
2023 and thereafter	54,623